Pension Schemes - Parameters assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions
Discount rate	3.70%	3.40%
Inflation rate	2.20%	2.20%
Salary increase (in excess of inflation)	1.00%	1.00%
Withdrawal rate based on age (minimum)	0.00%	0.00%
Withdrawal rate based on age (maximum)	12.00%	12.00%